Related Party Transactions and Balances - Schedule of Nature of Relationships with Related Parties (Details)	12 Months Ended
Dec. 31, 2025
Mr. Zhu Jian [Member]
Related Party Transactions and Balances [Line Items]
Nature of relationships with related parties	Chief Executive Officer, Director and Shareholder of the Company
Mr. Wang Jun [Member]
Related Party Transactions and Balances [Line Items]
Nature of relationships with related parties	Chief Executive Officer of Weitong and Shareholder of the Company
Mr. Tang Jing [Member]
Related Party Transactions and Balances [Line Items]
Nature of relationships with related parties	Chief Financial Officer and Shareholder of the Company
Mr. Tang Yuhua [Member]
Related Party Transactions and Balances [Line Items]
Nature of relationships with related parties	An immediate family member of Mr. Tang Jing
Mr. Wang Jixiang [Member]
Related Party Transactions and Balances [Line Items]
Nature of relationships with related parties	An immediate family member of Mr. Wang Jun
Healthy Great Investing Company Limited (“Healthy Great”) [Member]
Related Party Transactions and Balances [Line Items]
Nature of relationships with related parties	Wholly owned by Mr. Zhu Jian
Smartest Star Investing Company Limited (“Smartest Star”) [Member]
Related Party Transactions and Balances [Line Items]
Nature of relationships with related parties	Wholly owned by Mr. Wang Jun
Scenery Investing Company Limited (“Scenery”) [Member]
Related Party Transactions and Balances [Line Items]
Nature of relationships with related parties	Wholly owned by Mr. Tang Jing
Yanyan Global Company Limited (formerly known as Skinist Global Company Limited “Yanyan Global”) [Member]
Related Party Transactions and Balances [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Wang Jun
Skinist Global Cosmetics (Shanghai) Co., Ltd. (“Skinist Shanghai”) [Member]
Related Party Transactions and Balances [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Wang Jun
Shanghai Yingtian Financial Information Service Co., Ltd. (“Ying Tian”) [Member]
Related Party Transactions and Balances [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Zhu Jian and Mr. Tang Jing
Hong Kong Ping Forward Limited (formerly known as Hong Kong Mimosa Industry, or “Ping Forward”) [Member]
Related Party Transactions and Balances [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Wang Jixiang
Shanghai Jingqi Developing Co., Ltd. (“Jingqi”) [Member]
Related Party Transactions and Balances [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Zhu Jian
Shanghai Jingrong Information Co., Ltd. (“Jingrong”) [Member]
Related Party Transactions and Balances [Line Items]
Nature of relationships with related parties	Company controlled by the spouse of Mr. Tang Jing
Shanghai Youshan Corporate Consulting Co., Ltd. (“Youshan”) [Member]
Related Party Transactions and Balances [Line Items]
Nature of relationships with related parties	Company controlled by Ms. Mu Xuemei, the director of the Company
Merit Zone Development Limited (“Merit Zone”) [Member]
Related Party Transactions and Balances [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Wang Jun before January 1, 2023. Mr. Wang Jun transferred the equity interest in Merit Zone in January 2023.
Shanghai Jiantong Trade Center (“Jian Tong”) [Member]
Related Party Transactions and Balances [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Wang Jun
Shanghai Shilin Advertising Co., Ltd. (“Shi Lin”) [Member]
Related Party Transactions and Balances [Line Items]
Nature of relationships with related parties	Company controlled by Ms. Pan Yue, a supervisor of Weitong, a subsidiary of the Company
Shanghai Tengxin Advertising Co., Ltd. (“Teng Xin”) [Member]
Related Party Transactions and Balances [Line Items]
Nature of relationships with related parties	Company controlled by Ms. Pan Yue, a supervisor of Weitong, a subsidiary of the Company
Shanghai Zhiwang Cosmetics Co., Ltd. (“Zhi Wang”) [Member]
Related Party Transactions and Balances [Line Items]
Nature of relationships with related parties	Company controlled by Ms. Mu Xuemei, a director of the Company
Shanghai Yuancheng Advertising Co., Ltd. (“Yuan Cheng”) [Member]
Related Party Transactions and Balances [Line Items]
Nature of relationships with related parties	Company controlled by Mr. Wang Jun.
Shanghai Zhimeisi Beauty Technology Co., Ltd (“Zhi Mei Si”) [Member]
Related Party Transactions and Balances [Line Items]
Nature of relationships with related parties	Company over which Mr. Zhu Jian owns 20% equity interest and exercises significant influence
Shanghai Libo Medical Beauty Clinic Co., Ltd (“Li Bo”) [Member]
Related Party Transactions and Balances [Line Items]
Nature of relationships with related parties	Controlled by Zhi Mei Si
Shanghai Yaxing Commercial Consulting Co., Ltd. (“Ya Xing”) [Member]
Related Party Transactions and Balances [Line Items]
Nature of relationships with related parties	Controlled by Mr. Tang Jing